Parent entity information - Statement of profit or loss and other comprehensive income (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of parent entity information [line items]
Loss after income tax	$ (8,421,960)	$ (12,467,466)	$ (10,270,000)
Total comprehensive income	(8,420,000)	(12,471,000)	$ (10,359,000)
Parent [member]
Disclosure of parent entity information [line items]
Loss after income tax	(16,854,000)	(11,064,000)
Total comprehensive income	$ (16,854,000)	$ (11,064,000)